April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings Fund, Inc. (MHD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,450	$ 2,576,300
Series A, 5.25%, 05/01/55	1,275	1,352,449
Series F, 5.50%, 11/01/53	1,115	1,166,341
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	9,590	9,478,510
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	4,715	4,740,465
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	2,825	2,934,941
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	4,895	5,014,509
Series A-1, 5.50%, 01/01/53	1,890	2,002,810
Series B, 5.00%, 01/01/54	4,595	4,773,432
Series B-1, 5.00%, 05/01/53	4,510	4,627,393
		38,667,150
Arizona — 2.5%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	575	508,004
Series A, 5.00%, 07/01/49	550	479,479
Series A, 5.00%, 07/01/54	425	359,346
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	130	119,692
Series G, 5.00%, 07/01/47	435	409,911
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	2,425	2,568,520
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	65	58,572
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	1,979,260
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	398,443
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	280,193
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,670,022
5.00%, 12/01/37	5,235	5,439,556
		16,270,998
Arkansas — 1.3%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,235	3,863,715
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,170	1,177,231
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	505	476,845
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	2,882,347
		8,400,138
California — 4.7%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,025	998,511
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	3,200	3,077,739
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	790,425
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,755	1,721,556
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	$830	$ 837,875
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	1,650	1,770,433
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	8,000	4,500,231
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	2,605	3,049,023
Series B, Election 2006, 0.00%, 08/01/30(d)	1,500	1,248,485
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	2,800	2,981,130
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,494,585
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,112,836
San Diego Unified School District, GO(d)(f)
Class A, 0.00%, 07/01/29	5,315	4,575,714
Series A, 0.00%, 07/01/29	685	589,558
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	921,879
		30,669,980
Colorado — 1.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	1,160	1,235,532
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	819,606
Series A-2, 0.00%, 08/01/38	915	476,427
Colorado Educational & Cultural Facilities Authority, RB, 5.50%, 07/01/40	2,510	2,512,474
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	498,882
5.25%, 11/01/52	1,000	1,027,090
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 11/15/46	1,610	1,406,740
Series A, 4.00%, 08/01/49	1,950	1,675,305
Series A, 4.00%, 05/15/52	1,500	1,338,276
		10,990,332
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	390	403,944
4.25%, 07/15/53	525	468,815
		872,759
Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	325,171
Series A, 5.00%, 07/01/53	775	727,387
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,180	2,095,139
		3,147,697
District of Columbia — 4.3%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,205	1,269,971
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	2,285	2,397,186
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,695	1,609,285
District of Columbia, TA, 5.13%, 06/01/41	1,195	1,196,209

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	$1,190	$ 1,209,614
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	10,170	6,904,434
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	13,485	8,711,121
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,722,862
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,690	2,504,967
Series A, Sustainability Bonds, 4.00%, 07/15/46	875	781,498
		28,307,147
Florida — 7.3%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	305	271,243
Series A, 5.00%, 06/01/45	480	397,363
Series A, 5.50%, 06/01/57	170	140,897
City of Gainesville Florida Utilities System Revenue, Refunding RB
Series A, 5.00%, 10/01/29(e)	20	21,564
Series A, 5.00%, 10/01/47	4,095	4,128,453
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,297,069
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	2,685	2,691,244
Collier County Industrial Development Authority, RB, (AGM), 5.00%, 10/01/54	3,500	3,522,016
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	1,000	1,001,739
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	540,308
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	3,525	3,543,286
Series A, AMT, 5.50%, 10/01/55	1,490	1,542,718
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	3,120	3,121,185
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,245	1,261,473
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	260	86,938
Series A-2, 0.00%, 10/01/47	435	128,940
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	530,836
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	329,783
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)(g)(h)	526	139,639
Series A, 5.00%, 06/15/56	75	68,375
AMT, 5.00%, 05/01/29(b)	270	272,724
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	6,495	6,406,236
AMT, (AGM), 5.25%, 07/01/47	1,600	1,606,575
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,730	1,706,631
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	1,400	1,267,138
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	570	590,290
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	$1,500	$ 1,498,365
Series A, 5.00%, 10/01/53	1,075	1,092,752
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	3,310	3,143,850
Series A, 5.25%, 10/01/56	1,205	1,232,634
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	992,732
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	184,134
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(g)(h)	800	458,158
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	552,474
4.00%, 05/01/51	1,050	827,788
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	590	590,702
Westside Community Development District, SAB, 4.00%, 05/01/50	815	622,492
		47,810,744
Georgia — 2.6%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,521,811
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	3,135	3,244,011
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,320,720
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	361,125
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,236,974
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,815	8,070,655
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/59	480	478,180
		17,233,476
Hawaii — 1.1%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	4,090	4,199,650
Series A, AMT, 5.50%, 07/01/54	1,745	1,810,657
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	425,289
AMT, 5.25%, 08/01/26	460	460,852
		6,896,448
Idaho — 0.4%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	820	793,836
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,003,784
		2,797,620
Illinois — 8.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,761,010
Series A, 5.00%, 12/01/40	1,410	1,373,935
Series A, 5.00%, 12/01/42	1,480	1,425,964
Series C, 5.25%, 12/01/35	2,655	2,655,245
Series D, 5.00%, 12/01/46	3,480	3,292,822
Series H, 5.00%, 12/01/36	585	552,194
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	500	506,303
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series C, 5.00%, 12/01/34	$475	$ 475,120
Series G, 5.00%, 12/01/34	315	314,964
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	2,240	2,240,317
Chicago O’Hare International Airport, ARB
Series D, AMT, Senior Lien, 5.00%, 01/01/47	2,480	2,434,013
Senior Lien, 4.50%, 01/01/56	6,720	6,338,977
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/48	1,660	1,703,397
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,242,494
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	917,342
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,445	1,494,032
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	60	60,852
4.00%, 02/15/41	1,885	1,734,563
Series A, 4.00%, 07/15/47	1,485	1,323,115
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	5,625	5,626,693
Series B, 5.00%, 01/01/40	2,250	2,253,714
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	2,370	2,249,325
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,468,236
Series B, (AGM), 0.00%, 06/15/47	22,775	7,373,858
State of Illinois, GO
5.50%, 05/01/39	795	836,418
Series B, 5.25%, 05/01/41	1,770	1,841,255
Series B, 5.25%, 05/01/48	1,805	1,832,795
Series D, 5.00%, 11/01/28	900	927,304
		56,256,257
Indiana — 1.4%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	405	414,413
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	2,150	2,192,059
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 07/01/49	2,475	2,409,493
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	3,950	4,019,656
		9,035,621
Kansas — 0.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	2,130	2,170,675
Kentucky — 1.8%
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	860	886,293
(BAM-TCRS), 5.00%, 06/01/46	760	776,920
(BAM-TCRS), 5.00%, 06/01/47	1,155	1,177,661
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	735	721,242
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	4,430	4,635,091
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	$500	$ 571,510
Convertible, 6.60%, 07/01/39	830	947,717
Convertible, 6.75%, 07/01/43	1,770	2,005,698
		11,722,132
Louisiana — 1.7%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	4,140	4,117,021
AMT, 5.50%, 09/01/59	3,235	3,305,771
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	3,520	3,608,047
		11,030,839
Maryland — 0.5%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 4.00%, 04/15/50	1,645	1,424,373
Series C, 5.00%, 05/15/45	2,125	2,093,792
		3,518,165
Massachusetts — 2.6%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,195	1,234,576
Series C, 5.00%, 10/01/52	1,240	1,271,212
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	830	721,879
Series A, 5.25%, 01/01/42	1,110	1,112,782
Series A, 5.00%, 01/01/47	5,005	4,752,630
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	400	383,730
Series A, 5.00%, 10/01/35	500	487,520
Series P, 5.45%, 05/15/59	2,010	2,146,048
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,111,350
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	1,500	1,504,709
		16,726,436
Michigan — 3.0%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,008
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,360	1,231,733
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(e)	45	46,057
Great Lakes Water Authority Sewage Disposal System Revenue, RB, Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,562,744
Great Lakes Water Authority Water Supply System Revenue, RB, Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,663,506
Michigan Finance Authority, RB
4.00%, 02/15/47	4,815	4,289,921
4.00%, 02/15/50	3,140	2,768,628
Sustainability Bonds, 5.50%, 02/28/57	355	371,980
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	610,459
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,085	1,012,453

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	$1,795	$ 1,794,997
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	1,980	2,059,491
		19,416,977
Minnesota — 1.8%
City of Spring Lake Park New Mexico, RB, 5.00%, 06/15/39	1,080	1,019,343
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,376,964
Series A, 5.25%, 02/15/53	415	416,111
Series A, 5.25%, 02/15/58	1,605	1,605,442
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	3,305	3,368,435
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	1,660	1,704,643
		11,490,938
Mississippi — 1.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,649,270
Mississippi Home Corp., RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.80%, 12/01/49	2,970	2,953,189
		6,602,459
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 02/15/49	1,910	1,648,001
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 5.00%, 03/01/49	1,755	1,740,899
AMT, (AGM), 5.00%, 03/01/55	1,775	1,760,363
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.55%, 11/01/44	1,335	1,337,490
		6,486,753
Nebraska — 1.5%
Omaha Public Power District, Refunding RB, Series B, 02/01/48(i)	8,975	9,452,380
Nevada — 0.1%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	310	313,898
5.00%, 07/01/45	420	421,422
		735,320
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	1,014	963,026
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	1,285	1,295,037
Series 2, Sustainability Bonds, 4.25%, 07/20/41	963	917,231
		3,175,294
New Jersey — 7.5%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	660,252
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	60	63,918
5.00%, 06/15/34	365	382,922
5.00%, 06/15/36	460	479,435
5.00%, 06/15/43	100	101,335
Class A, 5.25%, 11/01/47	4,795	4,948,580
Series B, 4.50%, 06/15/40	1,270	1,259,576
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series EEE, 5.00%, 06/15/48	$4,275	$ 4,298,059
AMT, (AGM), 5.00%, 01/01/31	790	793,565
AMT, (AGM), 5.13%, 07/01/42	200	200,012
AMT, 5.38%, 01/01/43	3,000	3,000,978
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	2,803	2,866,707
5.75%, 04/01/31	2,675	2,736,336
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,650	2,562,618
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,249,014
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	810	786,752
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(e)	725	772,340
5.00%, 12/15/32(e)	4,075	4,546,668
5.00%, 06/15/46	1,345	1,352,701
Series AA, 5.00%, 06/15/45	900	887,950
Series AA, 5.00%, 06/15/46	400	393,027
Series S, 4.13%, 06/15/39	1,040	988,551
Series S, 5.25%, 06/15/43	2,810	2,876,313
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	646,419
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.25%, 06/15/42	575	606,096
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,995	2,976,195
Series A, 5.25%, 06/01/46	4,430	4,449,263
		48,885,582
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	190,288
New York — 13.2%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,347,929
Series A-1, 4.00%, 09/01/46	2,175	1,978,509
Series C-1, 5.25%, 09/01/50	5,000	5,260,570
Series -G-1, 5.25%, 02/01/53	550	579,917
Empire State Development Corp., RB
Series A, 4.00%, 03/15/45	3,000	2,779,802
Series A, 4.00%, 03/15/49	1,600	1,433,896
Empire State Development Corp., Refunding RB, 4.00%, 03/15/49	1,850	1,651,946
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,209,999
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	2,670	2,591,900
Series C-1, 5.25%, 11/15/56	10	10,014
Series A, Sustainability Bonds, (BAM), 4.00%, 11/15/48	2,770	2,426,558
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,950	1,941,557
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	370	371,677
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,040	1,057,678
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,565	2,479,053
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	$2,165	$ 2,146,769
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	5,500	4,833,009
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,360	1,234,984
Series A, 6.25%, 06/01/41(b)	2,900	2,899,944
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	227,706
Series A-2B, 5.00%, 06/01/51	245	216,525
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,920	3,895,643
Class 2, 5.38%, 11/15/40(b)	1,450	1,449,945
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,030,746
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,685	1,157,288
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	1,305	1,334,969
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,027,717
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	1,895	1,671,419
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,265	1,310,762
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,936,684
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,880	3,847,716
AMT, Sustainability Bonds, 5.50%, 06/30/54	1,985	2,014,565
AMT, Sustainability Bonds, 6.00%, 06/30/54	1,935	2,025,732
AMT, Sustainability Bonds, 5.50%, 06/30/60	5,070	5,111,727
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	3,275	3,306,860
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47	4,860	4,889,332
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	6,415	5,873,916
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	537,972
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	290	253,368
		86,356,303
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,445	1,420,258
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	493,617
		1,913,875
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	2,585	2,543,895
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	610	513,288
Series B-2, Class 2, 5.00%, 06/01/55	3,680	3,168,194
Security	Par (000)	Value
Ohio (continued)
Columbus Regional Airport Authority, Refunding ARB, AMT, 5.50%, 01/01/55	$1,745	$ 1,812,706
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	365	325,635
Series A, 5.00%, 12/01/47	290	290,674
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	567,760
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	3,175	3,110,582
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	1,876,263
		11,665,102
Oklahoma — 0.8%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	890	806,927
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	1,081,324
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	950	866,538
University of Oklahoma, RB, Series A, (BAM), 5.00%, 07/01/54	2,660	2,703,654
		5,458,443
Oregon — 0.0%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	510	268,996
Pennsylvania — 5.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,670	1,374,821
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,130	2,095,045
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,430	1,173,818
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	605	600,615
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	390	384,105
AMT, 5.50%, 06/30/40	2,000	2,076,196
AMT, 5.75%, 06/30/48	3,150	3,239,653
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,892,871
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 5.50%, 11/01/54	2,280	2,359,648
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	5,595	5,590,662
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,137,419
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 4.00%, 12/01/51	9,445	8,339,496
Series B, 4.00%, 12/01/53	1,435	1,223,060
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 4.00%, 12/01/50	1,075	945,530
Series B, Subordinate, 4.00%, 12/01/51	610	534,062
		32,967,001

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 5.4%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	$3,910	$ 4,031,574
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,709,229
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,216	8,493,230
Series A-1, Restructured, 5.00%, 07/01/58	11,123	10,570,149
Series A-2, Restructured, 4.78%, 07/01/58	2,097	1,916,139
Series B-2, Restructured, 4.78%, 07/01/58	412	377,728
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	18,719	6,000,989
		35,099,038
Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Sustainability Bonds, (GNMA), 4.60%, 10/01/44	2,970	2,922,856
Series A, Sustainability Bonds, (GNMA), 4.45%, 10/01/44	1,550	1,490,785
		4,413,641
South Carolina — 2.5%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,150	1,176,029
County of Berkeley Indiana, SAB
4.25%, 11/01/40	315	279,348
4.38%, 11/01/49	470	393,292
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,575	1,670,913
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	845	703,637
Series A, 5.50%, 11/01/50	2,755	2,940,887
Series A, 5.50%, 11/01/54	980	1,031,820
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	2,015	1,758,659
Series A, 5.00%, 05/01/43	1,680	1,696,477
Series A, 4.25%, 05/01/48	1,385	1,254,171
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	965	1,011,412
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	1,015	1,037,655
Series A, 5.00%, 12/01/55	990	995,572
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	205	211,929
		16,161,801
South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, Refunding RB, 5.00%, 07/01/46	5,205	5,109,242
Tennessee — 2.9%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	430	456,597
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	3,515	3,507,321
Series A, AMT, 5.00%, 07/01/49	11,275	11,145,214
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB, 5.25%, 05/01/48	$555	$ 556,381
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, Refunding RB, 4.00%, 10/01/49	230	183,343
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, Refunding RB, 5.25%, 10/01/58	2,930	2,906,638
		18,755,494
Texas — 11.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,165	1,119,023
7.88%, 11/01/62	1,005	1,018,423
City of Austin Texas Airport System Revenue, ARB
AMT, 5.25%, 11/15/47	2,500	2,536,448
Series B, AMT, 5.00%, 11/15/44	1,290	1,294,175
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	105,064
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	104,564
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	275	256,958
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	800	801,037
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	1,525	1,397,753
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,169,579
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	2,823,595
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	6,755	7,248,720
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	7,370	6,533,883
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	3,165	2,842,870
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	990	902,377
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	470	409,314
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	655	582,188
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,340	1,197,115
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	10,690	4,168,738
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	155	160,451
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	14,680	7,575,905
New Braunfels Independent School District, GO, (PSF), 4.00%, 02/01/52	970	859,041
New Caney Independent School District, GO, (PSF), 4.00%, 02/15/49	2,470	2,201,066
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	455	353,158
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	2,415	1,207,868
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	$2,235	$ 2,002,218
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	1,770	1,837,294
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,375	1,411,551
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,275	1,152,280
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	6,695	5,913,095
Series B, 5.00%, 07/01/48	2,000	2,004,096
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	285	279,860
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	221,055
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	270	173,038
0.00%, 08/01/36	145	88,331
0.00%, 08/01/37	195	112,365
0.00%, 08/01/38	200	109,007
0.00%, 08/01/39	1,000	515,039
0.00%, 08/01/43	795	318,019
0.00%, 08/01/44	605	226,314
0.00%, 08/01/45	1,135	396,573
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	4,780	4,507,738
University of Houston, Refunding RB, Series A, 5.00%, 02/15/56	1,640	1,652,854
Waxahachie Independent School District, GO, (PSF), 4.00%, 02/15/49	1,100	1,003,613
		72,793,653
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	375	364,956
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	3,410	3,366,577
Series A, AMT, 5.00%, 07/01/51	1,340	1,331,593
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	200	188,767
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	150	143,347
(UT), 4.00%, 04/15/42	400	361,396
5.00%, 06/15/55(b)	385	342,514
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	1,850	1,818,071
		7,917,221
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	275	275,025
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	185	191,514
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	444	368,976
Security	Par (000)	Value
Virginia (continued)
Henrico County Economic Development Authority, RB, 11/01/48(i)	$1,815	$ 1,819,374
Virginia Housing Development Authority, RB, S/F Housing, Series E-2, 4.40%, 10/01/44	365	351,219
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,226,583
		4,957,666
Washington — 1.0%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,609,981
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	900	833,545
		6,443,526
Wisconsin — 0.5%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	300	252,393
Series A-1, 4.50%, 01/01/35(b)	205	198,362
Series A, AMT, Senior Lien, 5.75%, 07/01/49	2,655	2,732,355
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	305	278,264
		3,461,374
Total Municipal Bonds — 114.1% (Cost: $746,013,919)		745,521,901
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 6.1%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(k)	10,407	11,116,997
Series C-1, 5.25%, 02/01/53	14,173	14,798,356
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,450	13,578,934
		39,494,287
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	11,390	11,859,963
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	10,098	10,526,802
District of Columbia — 3.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	1,300	1,254,223
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	8,958	9,105,621
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB, Series A, 5.00%, 10/01/49	11,194	10,971,501
		21,331,345

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 3.3%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	$9,060	$ 9,697,554
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	11,945	12,111,828
		21,809,382
Georgia — 3.3%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50	11,883	11,720,392
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)(k)	9,240	9,639,356
		21,359,748
Illinois — 1.6%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(k)	10,158	10,306,230
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/52	7,706	7,936,332
Michigan — 0.3%
Michigan State Housing Development Authority, RB, Series A, 4.05%, 10/01/48	2,338	2,132,106
Missouri — 0.9%
Missouri Housing Development Commission, RB, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	6,360	6,118,736
Nebraska — 2.4%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	5,922	5,904,038
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	8,980	9,457,619
		15,361,657
New York — 6.3%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	10,344	10,699,984
New York City Municipal Water Finance Authority, RB
Series AA, Class 1, Subordinate, 5.25%, 06/15/53	7,720	8,174,411
Series AA-1, 5.25%, 06/15/52	10,980	11,496,777
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	10,077	10,651,680
		41,022,852
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,126	8,617,420
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	5,620	5,869,773
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	8,295	8,666,786
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	10,234	9,863,022
Security	Par (000)	Value
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(k)	$12,597	$ 13,307,018
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(k)	11,655	12,128,777
Texas — 7.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	6,450	6,616,248
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	4,400	4,721,594
Crowley Independent School District, GO, 5.25%, 02/01/53	5,967	6,200,628
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	9,840	10,186,879
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	4,041	4,121,207
Texas Water Development Board, RB, 4.80%, 10/15/52	7,785	15,629,810
		47,476,366
Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB
Series A, 4.10%, 11/01/43	1,342	2,770,982
Series A, 4.45%, 05/01/57	1,678	3,138,990
		5,909,972
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.2% (Cost: $322,307,670)		321,098,574
Total Long-Term Investments — 163.3% (Cost: $1,068,321,589)		1,066,620,475

	Shares
Short-Term Securities
	Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(l)(m)	4,846,810	4,847,295
	Total Short-Term Securities — 0.7% (Cost: $4,847,295)	4,847,295
	Total Investments — 164.0% (Cost: $1,073,168,884)	1,071,467,770
	Liabilities in Excess of Other Assets — (0.5)%	(3,325,838)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.7)%	(200,772,429)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.8)%	(214,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 653,369,503

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)

(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $45,712,472.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,674,238	$ 1,173,057 (a)	$ —	$ —	$ —	$ 4,847,295	4,846,810	$ 166,069	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 745,521,901	$ —	$ 745,521,901
Municipal Bonds Transferred to Tender Option Bond Trusts	—	321,098,574	—	321,098,574
Short-Term Securities
Money Market Funds	4,847,295	—	—	4,847,295
	$4,847,295	$1,066,620,475	$—	$1,071,467,770

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(199,257,979)	$—	$(199,257,979)
VMTP Shares at Liquidation Value	—	(214,000,000)	—	(214,000,000)
	$—	$(413,257,979)	$—	$(413,257,979)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation
UT	Unlimited Tax
Schedule of Investments